Share capital - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share	Dec. 31, 2018 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.48
Weighted average contractual life	4 years 4 months 6 days
Number of options outstanding | Share	7,000,000	5,535,000	3,960,000
$0.10
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.10
Weighted average contractual life	6 months
Number of options outstanding | Share	500,000
$0.30
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	3 years 6 months 25 days
Number of options outstanding | Share	50,000
$0.35
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.35
Weighted average contractual life	2 years 11 months 15 days
Number of options outstanding | Share	300,000
$0.40
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.40
Weighted average contractual life	1 year 9 months 3 days
Number of options outstanding | Share	150,000
$0.52
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.52
Weighted average contractual life	5 years
Number of options outstanding | Share	5,625,000
$0.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.55
Weighted average contractual life	2 years 1 month 6 days
Number of options outstanding | Share	300,000
$0.60
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price | $ / shares	$ 0.60
Weighted average contractual life	1 year 9 months 25 days
Number of options outstanding | Share	75,000